Schedule of Current and Deferred Portions of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 570,993	$ 197,367	$ 82,713
Deferred taxes	(39,191)	(23,303)	(1,549)
Income tax expenses	$ 531,802	$ 174,064	$ 81,164